Acquisitions of Subsidiaries - Schedule of Net Cash Inflow on Acquisition (Details) - USD ($) $ in Thousands	Oct. 31, 2024	Apr. 30, 2023
WME Assets [Member]
Acquisitions of Subsidiaries - Schedule of Net Cash Inflow on Acquisition (Details) [Line Items]
Cash consideration paid
Cash and cash equivalent balances acquired		3,860
Net cash inflow on acquisition total		$ 3,860
WM&E [Member]
Acquisitions of Subsidiaries - Schedule of Net Cash Inflow on Acquisition (Details) [Line Items]
Cash and cash equivalent balances acquired	$ 4,784
Singapore hotel companies [Member]
Acquisitions of Subsidiaries - Schedule of Net Cash Inflow on Acquisition (Details) [Line Items]
Cash and cash equivalent balances acquired	$ 4,273